Accrued Expenses (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses [Abstract]
Accrued professional fees	$ 267,000	$ 81,000
Accrued payroll		26,000
Accrued vacation	92,000	76,000
Accrued expense reports		29,000
Accrued board fees	13,000
Accrued taxes		7,000
Accrued other	49,000	12,000
Accrued liabilities owed by Parent - reimbursable under Contribution Agreement	35,000	35,000
Total accrued expenses	$ 456,000	$ 266,000